Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share - Chardan Healthcare Acquisition 2 Corp. [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Numerator: Earnings attributable to Class A Common Stock subject to possible redemption
Franchise tax expense	$ (25,000)		$ (39,243)
Net earnings attributable to Class A Common Stock subject to possible redemption	$ (25,000)		$ (39,243)
Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption (in Shares)	8,622,644	3,913,315	8,167,884	3,913,315
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Numerator: Non-redeemable net loss - Basic and Diluted
Net loss	$ (488,005)	$ (1,795,149)	$ (1,684,261)	$ (1,812,072)
Less: Net earnings attributable to Class A Common Stock subject to possible redemption	25,000		39,243
Non-redeemable net loss - Basic and Diluted	$ (463,005)	$ (1,795,149)	$ (1,645,018)	$ (1,812,072)
Denominator: Weighted average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B Common Stock (in Shares)	2,155,661	3,913,315	2,610,421	3,913,315
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock (in Shares)	0.00	(0.46)	0.00	(0.46)